RESERVES, Movements in Share-based Payments Reserve (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance, Share-based payments reserve | $		$ 12,985,856
Conversion of RSUs | $		0
Issue of shares to consultant | $		0
Exercise of options | $		(284,645)	$ (2,261,225)
Share-based payments expense | $	$ 4,084,764	2,589,413	8,340,328
Closing balance, share-based payments reserve | $		$ 15,004,052	$ 12,985,856
Listed Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)		0	12,624,214
Grant of employee incentive securities (in shares)		0	0
Grant of options to financial advisor (in shares)		0
Exercise of options (in shares)	(3,069,120)	0	(12,606,704)
Issue of shares to a consultant (in shares)		0
Lapse of employee incentive securities (in shares)		0
Expiry of options (in shares)	0	0	(17,510)
Outstanding at end of period (in shares)	12,624,214	0	0
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)		23,824,000	25,800,000
Grant of employee incentive securities (in shares)		424,372	600,000
Grant of options to financial advisor (in shares)		1,000,000
Exercise of options (in shares)	(1,350,000)	(2,237,000)	(2,576,000)
Issue of shares to a consultant (in shares)		0
Lapse of employee incentive securities (in shares)		0
Expiry of options (in shares)			0
Outstanding at end of period (in shares)	25,800,000	23,011,372	23,824,000
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)		27,620,000	16,325,000
Grant of employee incentive securities (in shares)		1,535,000	11,295,000
Conversion of RSUs (in shares)		(329,000)
Conversion of performance rights (in shares)		0
Lapse of employee incentive securities (in shares)		(80,000)
Closing balance (in shares)	16,325,000	28,746,000	27,620,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)		600,000	0
Grant of employee incentive securities (in shares)		424,372	600,000
Conversion of RSUs (in shares)		0
Conversion of performance rights (in shares)		(200,001)
Lapse of employee incentive securities (in shares)		0
Closing balance (in shares)	0	824,371	600,000
Share Based Payments Reserve [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance, Share-based payments reserve | $		$ 12,985,856	$ 4,738,007
Grant of employee incentive securities | $		0	0
Grant of options to financial advisor | $		354,788
Conversion of RSUs | $		(167,487)
Conversion of performance rights | $		(216,007)
Exercise of options | $		(192,511)	(92,479)
Expiration of options | $			0
Share-based payments expense | $		2,589,413	8,340,328
Closing balance, share-based payments reserve | $	$ 4,738,007	15,004,052	$ 12,985,856
Share Based Payments Reserve [Member] | Listed Options [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Issue of shares to consultant | $		$ (350,000)